Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Federal net operating loss carryforwards	$ 9,869,000	$ 461,000
State operating loss carryforwards	705,000	440,000
General business tax credit carryforwards	78,000	78,000
Valuation allowance	4,848,399	261,560
Valuation allowance increased	$ 4,586,839	$ 142,031